Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Investment Properties

For the year ended December 31, 2019

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2019	$35,965	$8,409,790	$6,891,947	$15,337,702
Additions	—	2,532	—	2,532
Disposals	—	(1,843)	—	(1,843)
Reclassification	—	(490,130)	(21,069)	(511,199)
Effects of foreign currency exchange differences	—	(209,980)	(303,086)	(513,066)

Balance at December 31, 2019	$35,965	$7,710,369	$6,567,792	$14,314,126

Accumulated depreciation

Balance at January 1, 2019	$—	$707,376	$292,722	$1,000,098
Depreciation expenses	—	377,536	216,574	594,110
Disposals	—	(1,240)	—	(1,240)
Reclassification	—	(210,455)	543	(209,912)
Effects of foreign currency exchange differences	—	99,354	(22,355)	76,999

Balance at December 31, 2019	$—	$972,571	$487,484	$1,460,055

Carrying amount at December 31, 2019	$35,965	$6,737,798	$6,080,308	$12,854,071

For the year ended December 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	—	6,352	—	6,352
Disposals	—	(1,902)	—	(1,902)
Reclassification	—	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	—	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

Accumulated depreciation

Balance at January 1, 2020	$—	$972,571	$487,484	$1,460,055
Depreciation expenses	—	353,048	209,212	562,260
Disposals	—	(1,293)	—	(1,293)
Reclassification	—	(1,498)	10,617	9,119
Effects of foreign currency exchange differences	—	19,639	9,820	29,459

Balance at December 31, 2020	$—	$1,342,467	$717,133	$2,059,600

Carrying amount at December 31, 2020	$35,965	$6,480,338	$6,021,780	$12,538,083

For the year ended December 31, 2021

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$35,965	$7,822,805	$6,738,913	$14,597,683
Disposals	—	(5,350)	—	(5,350)
Disposal of subsidiaries (Note 30)	—	(1,290,187)	(87,412)	(1,377,599)
Reclassification (Note 12)	(393)	9,818,133	3,398,139	13,215,879
Effects of foreign currency exchange differences	0	30,697	(6,962)	23,735

Balance at December 31, 2021	$35,572	$16,376,098	$10,042,678	$26,454,348

Accumulated depreciation

Balance at January 1, 2021	$—	$1,342,467	$717,133	$2,059,600
Depreciation expenses	—	482,625	268,422	751,047
Disposals	—	(3,671)	—	(3,671)
Disposal of subsidiaries (Note 30)	—	(570,403)	(19,946)	(590,349)
Reclassification	—	2,014,201	78,914	2,093,115
Effects of foreign currency exchange differences	—	6,927	(7,108)	(181)

Balance at December 31, 2021	$—	$3,272,146	$1,037,415	$4,309,561

Carrying amount at December 31, 2021	$35,572	$13,103,952	$9,005,263	$22,144,787

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2021	$1,296	$282,005	$242,931	$526,232
Disposals	—	(193)	—	(193)
Disposal of subsidiaries (Note 30)	—	(46,510)	(3,151)	(49,661)
Reclassification (Note 12)	(14)	353,934	122,500	476,420
Effects of foreign currency exchange differences	—	1,107	(251)	856

Balance at December 31, 2021	$1,282	$590,343	$362,029	$953,654

Accumulated depreciation

Balance at January 1, 2021	$—	$48,395	$25,852	$74,247
Depreciation expenses	—	17,398	9,676	27,074
Disposals	—	(132)	—	(132)
Disposal of subsidiaries (Note 30)	—	(20,563)	(719)	(21,282)
Reclassification	—	72,610	2,845	75,455
Effects of foreign currency exchange differences	—	250	(256)	(6)

Balance at December 31, 2021	$—	$117,958	$37,398	$155,356

Carrying amount at December 31, 2021	$1,282	$472,385	$324,631	$798,298

Summary of Maturity analysis of Operating Lease Payments
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Year 1	$880,929	$1,693,659	$61,055
Year 2	688,123	1,405,450	50,666
Year 3	471,966	1,210,891	43,651
Year 4	383,307	1,019,498	36,752
Year 5	335,706	929,609	33,511
Year 6 onwards	664,259	3,241,525	116,854

	$3,424,290	$9,500,632	$342,489

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years

Summary of Investment Properties, Fair Value	The fair value of the investment properties was as follows:

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Fair value	$19,799,714	$36,158,216	$1,303,468